(16) BORROWINGS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	R$ 8,989,846	R$ 7,402,450
2020 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	1,397,666
2021 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	1,669,749
2022 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	2,402,921
2023 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	844,340
2024 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	606,929
2025 to 2029 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	1,607,254
2030 to 2034 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	435,200
2035 to 2039 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	105,994
2040 to 2044 [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	5,617
Subtotal [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	9,075,670
Mark to market [Member]
DisclosureOfNoncurrentBorrowingsLineItems [Line Items]
Noncurrent borrowings	R$ 85,824